CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Interest paid	$ 417	$ 414
Income tax paid	64	97
Discontinued operations
Operating activities
Interest paid	6	2
Income tax paid	$ 15	$ 8